Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,065,358	¥ 1,384,585	¥ 1,267,864
Net interest revenue	58,616	110,486	128,717
Net revenue	1,123,974	1,495,071	1,396,581
Non-interest expenses	1,154,471	1,168,811	1,080,402
Income (loss) before income taxes	(30,497)	326,260	316,179
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	331,743	406,295	369,503
Net interest revenue	7,737	6,613	4,931
Net revenue	339,480	412,908	374,434
Non-interest expenses	289,990	309,771	299,642
Income (loss) before income taxes	49,490	103,137	74,792
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	89,607	118,545	90,025
Net interest revenue	8,238	8,792	9,402
Net revenue	97,845	127,337	99,427
Non-interest expenses	63,660	61,167	57,094
Income (loss) before income taxes	34,185	66,170	42,333
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	496,484	587,474	564,877
Net interest revenue	58,904	127,859	174,379
Net revenue	555,388	715,333	739,256
Non-interest expenses	666,787	614,745	577,809
Income (loss) before income taxes	(111,399)	100,588	161,447
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	147,524	272,271	243,459
Net interest revenue	(16,263)	(32,778)	(59,995)
Net revenue	131,261	239,493	183,464
Non-interest expenses	134,034	183,128	145,857
Income (loss) before income taxes	¥ (2,773)	¥ 56,365	¥ 37,607